6. NOTES AND LOANS PAYABLES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
6. NOTES AND LOANS PAYABLES

Convertible Debt

2013

During 2013, the Company issued convertible notes totaling $13,123,133 for cash consideration of $2,860,250. The remaining $10,262,883 of the notes was issued to certain lenders to replace short-term obligations and conversion of debt due for construction costs. Most of the notes bear interest at 12% per annum and have maturities ranging from one month to sixteen months. The other notes bear interest at rates of 10%. Of these notes, a total of $9,253,490 was issued at 12% with $3,869,643 issued at 10%. Outstanding principal is convertible into shares of the Company’s common stock at conversion rates at $1.40 per share and $3.00 per share. Principal repayments totaled $155,511 in 2013.

In connection with the issuance of the convertible notes, the note holders were also issued a total of 3,749,081shares of the Company’s common stock. In addition, in connection with these convertible notes certain holders were issued a total of 242,000 detachable warrants to purchase shares of the company’s common stock that are exercisable at a price of at $1.75 per share and expire five years from the date of grant.

The convertible notes were recorded net of discounts that include the relative fair value of the additional stock issuances and the warrants, all totaling $4,259,536. The discounts are being amortized to interest expense.

During 2013, the Company agreed to modify the note terms of four holders and issue a total of 331,790 additional shares of common stock with a total fair value of $867,830 at no additional consideration. Pursuant to the amendment of these notes and the issuance of the additional shares, the Company recorded a loss of $936,058 equal to the fair value of these shares.

During 2013, the Company lowered the conversion prices for twelve of its note holders. The original terms of the notes included conversion prices of $1.60 per share. To induce conversion, the notes were modified to reduce the conversion prices to $1.25 per share. Notes totaling $493,472 were converted into 394,778 shares at the modified prices. Under the original terms of the notes a total of 308,420 shares would be issued upon conversion. The Company recognized a loss of $146,651 on the modification of this debt based on the change in fair value of the resulting issuance of additional shares.

During 2013, note holders converted principal of $1,024,995 and accrued interest into 575,369 shares of the Company’s common stock. Additionally, the note holders converted principal of $4,067,973 and accrued interest into 4,068 shares of the Company’s preferred stocks did not change.

2012

During 2012, the Company issued convertible notes totaling $8,691,836 for cash consideration of $7,564,650. The remaining $1,127,186 of the notes was issued to certain lenders to replace short-term obligations. Most of the notes bear interest at 12% per annum and have maturities ranging from one month to two years. The other notes bear interest at rates of 10% or 0%. Of these notes, a total of $7,987,586 was issued at 12% with $225,650 issued at 10% and $478,600 issued at 0%. Outstanding principal is convertible into shares of the Company’s common stock at conversion rates of $1.00 per share, $1.40 per share, $1.60 per share or $3.00 per share. Principal repayments totaled $1,024,410 in 2012.

In connection with the issuance of the convertible notes, the note holders were also issued a total of 3,668,969 shares of the Company’s common stock and 1,500,000 warrants to purchase common stock that are exercisable at a price of $1.75 per share and expire five years from the date of grant.

The convertible notes were recorded net of discounts that include the relative fair value of the additional stock issuances and warrants totaling $3,809,431. The discounts are being amortized to interest expense.

During 2012, the Company agreed to modify the note terms of four holders and issue a total of 16,350 additional shares of common stock with a fair value of $22,890 at no additional consideration. Pursuant to the amendment of these notes and the issuance of the additional shares, the Company recorded a loss of $22,890 equal to the fair value of these shares.

During 2012, note holders converted principal of $1,700,741 and accrued interest into 1,407,101 shares of the Company’s common stock. Additionally, the note holders converted principal and accrued interest totaling $2,251,500 into 2,252 shares of the Company’s preferred stock, to which the Company has assigned a value that is equal to the common stock that would have been issued under the original terms. No gain or loss was recognized since the value of the issuances did not change.

The balance of convertible notes at December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
Principal balance	$16,478,454	$9,057,003
Accrued interest	3,555,745	1,514,024
	20,034,199	10,571,027
Less discounts	(1,048,643)	(1,794,796)
	18,985,556	8,776,231

Other Debt

Notes issued to private investorsat interest rates ranging from 12% to 15%.	887,850	746,600

Notes issued to officers and directors at interest rates ranging from 12% to 15%.	200,000	400,000

Short term advances provided by private, non-institutional third parties with no specific interest or repayment terms. These notes are used for short term working capital needs and are intended to be repaid within one year. The Company is delinquent on certain payments due on these obligations.	2,468,889	2,324,914

Short term advances provided by officer and directors with no specific interest or repayment terms. These notes are used for short term working capital needs and are intended to be repaid within one year. The Company is delinquent on certain payments due on these obligations.	727,106	691,606

Secured note used for equipment acquisition and accrues interests at 9% per annum. The Company is delinquent on payments due on these obligations	674,362	546,536

Secured note used for equipment acquisition and accrues interests at 10.5% per annum. The Company is delinquent on certain payments due on these obligations	4,412,535	6,436,181

Secured note used for construction and accrues interests at 18% per annum. The Company is delinquent on certain payments due on these obligations	2,339,995	—

Secured note used for vehicle acquisition and accrues interests at 18% per annum. Renegotiated and paid off in 2014	96,944	115,850
Total	$30,793,237	$20,037,918
Accrued interest	(3,555,745)	(1,514,024)

Total Short Term Notes Payables	27,737,492	18,523,894